Trade accounts receivable (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Amounts of trade accounts receivable transferred and derecognized	R$ 3,200	R$ 5,000
Loss recognized on accounts receivable	R$ 90	R$ 73